SCHEDULE OF OTHER INCOME (Details) (Parenthetical) - AUD ($)			12 Months Ended
		Dec. 05, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Research and development tax incentive income	[1]		$ 2,397,552	$ 997,908	$ 750,000
Australian Government Tax Incentive [Member]
IfrsStatementLineItems [Line Items]
Maximum annual aggregate turnover to avail refundable tax offset		$ 20,000,000	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage		41.00%	18.50%

[1]	R&D tax incentive